INCOME TAXES - Cancellation Of Indetedness (Details) (USD $)	12 Months Ended			0 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2009	Feb. 16, 2012 Senior Notes [Member] Eight Point Two Five Senior Secured Notes due 2018 [Member]	Feb. 16, 2012 8.25% senior secured notes due 2018 [Member]	Dec. 31, 2012 8.25% senior secured notes due 2018 [Member]	Feb. 11, 2011 8.25% senior secured notes due 2018 [Member]	Feb. 28, 2010 9% Senior Subordinated Notes [Member]	Dec. 31, 2010 9% Senior Subordinated Notes [Member]	Dec. 31, 2009 9% Senior Subordinated Notes [Member]	Feb. 28, 2010 9% Senior Subordinated Notes [Member] Affiliates of Ply Gem Prime's controlling stockholders [Member]
Debt Instrument [Line Items]
Debt instrument, face amount				$ 40,000,000.0	$ 40,000,000		$ 800,000,000			$ 281,400,000
Proceeds from issuance of long-term debt				34,000,000.0	34,000,000.0
Interest rate on debt (in hundredths)					8.25%	8.25%	8.25%			9.00%
Cancellation of indebtedness income									35,300,000	121,500,000
Extinguishment of debt								218,800,000
Equity issued in exchange of debt								114,900,000
Redemption of debt								141,200,000			62,500,000
Deferral period of CODI for debt acquired in 2009			5 years
Period over which deferred CODI will be included in taxable income for debt acquired in 2009			5 years
Deferral period of CODI for debt acquired in 2010		4 years
Period over which deferred CODI will be included in taxable income for debt acquired in 2010	4 years
Tax deductible portion of original issue discount				$ 0